Document And Entity Information	Oct. 26, 2021
Document Information [Line Items]
Entity, Registrant Name	BLUEKNIGHT ENERGY PARTNERS, L.P.
Document, Type	8-K
Document, Period End Date	Oct. 26, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-33503
Entity, Tax Identification Number	20-8536826
Entity, Address, Address Line One	6060 American Plaza, Suite 600
Entity, Address, City or Town	Tulsa
Entity, Address, State or Province	OK
Entity, Address, Postal Zip Code	74135
City Area Code	918
Local Phone Number	237-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001392091
CommonUnits Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Units
Trading Symbol	BKEP
Security Exchange Name	NASDAQ
SeriesAPreferredUnits Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Preferred Units
Trading Symbol	BKEPP
Security Exchange Name	NASDAQ